Notes Payable - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 06, 2020	Nov. 25, 2019	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes, interest rate description			Interest on the Convertible Notes will accrue at a fixed interest rate equal to the one-year US dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date, plus a margin of one percent (1%) per annum. Interest will be due and payable annually on each of (1) the date which is the twelve-month anniversary of the Business Combination Date and (2) on the date which is the twenty-four-month anniversary of the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.	As of December 31, 2019, debts for Convertible Notes amounted to $7.5 million, of which $21,500 was accrued interest. Interest on the Convertible Notes will accrue at a fixed interest rate equal to the one-year US dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date, plus a margin of one percent (1%) per annum. Interest will be due and payable annually on each of (1) the date which is the twelve-month anniversary of the Business Combination Date and (2) on the date which is the twenty-four-month anniversary of the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.
Contractual Interest Rate, Percentage			1.00%	1.00%
Outstanding principal balance			50.00%	50.00%
Number of business days after the Company receives such Payoff Financing Proceeds			10 days	10 days
Percentage of remaining outstanding principal balance			100.00%	100.00%
Notes converted description			Convertible Notes are not paid in full on or before the applicable Maturity Date, then at any time after the sixtieth business day after the Maturity Date, assuming payment in full has not been made prior to such date, the outstanding principal amount of these Notes, together with all accrued but unpaid interest on these Convertible Notes, may be converted into shares of Company common stock, in part or in whole, at the option of the holder of these Convertible Notes by providing written notice at least three business days prior to the date of conversion.	Convertible Notes are not paid in full on or before the applicable Maturity Date, then at any time after the sixtieth business day after the Maturity Date, assuming payment in full has not been made prior to such date, the outstanding principal amount of these Notes, together with all accrued but unpaid interest on these Convertible Notes, may be converted into shares of Company common stock, in part or in whole, at the option of the holder of these Convertible Notes by providing written notice at least three business days prior to the date of conversion.
Promissory Note | Northland Securities
Debt Instrument [Line Items]
Debt instrument face amount	$ 400,000			$ 400,000
Interest Nominal Rate	8.00%
Debt instrument, maturity date	Dec. 31, 2020
Maximum
Debt Instrument [Line Items]
Contractual Interest Rate, Percentage			7.60%	7.60%
Proceeds from equity financing			$ 50,000,000.0	$ 50,000,000
Cash received from payoff financing proceeds			$ 75,000,000.0	$ 75,000,000
Minimum
Debt Instrument [Line Items]
Contractual Interest Rate, Percentage			0.60%	0.60%
Convertible Notes
Debt Instrument [Line Items]
Notes payable			$ 7,500,000	$ 7,500,000
Accrued interest			$ 76,000	$ 21,500
Non-convertible Notes
Debt Instrument [Line Items]
Notes, interest rate description			Interest on the Non-convertible Notes shall accrue at a fixed interest rate equal to LIBOR plus a margin of one percent (1%) per annum, which interest rate as of the date hereof is one and ninety-one hundredths percent (1.91%). As used herein, “LIBOR” means the one-year US Dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.	As of December 31, 2019, debts for Non-convertible Notes amounted to $7.5 million, of which $21,500 was accrued interest. Interest on the Non-convertible Notes shall accrue at a fixed interest rate equal to LIBOR plus a margin of one percent (1%) per annum, which interest rate as of the date hereof is one and ninety-one hundredths percent (1.91%). As used herein, “LIBOR” means the one-year US Dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.
Notes payable			$ 7,500,000	$ 7,500,000
Accrued interest			$ 76,000	$ 21,500
Notes, LIBOR interest rate			1.91%	1.91%
Number of business days after the Company receives such Financing Proceeds			10 days	10 days
Non-convertible Notes | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Contractual Interest Rate, Percentage			1.00%	1.00%
Non-convertible Notes | Maximum
Debt Instrument [Line Items]
Proceeds from equity financing			$ 11,500,000	$ 11,500,000
Extension Notes and Working Capital Notes
Debt Instrument [Line Items]
Notes, interest rate description			Interest on the Amended Extension Notes and Amended Working Capital Notes will accrue at a fixed interest rate equal to the one-year U.S. dollar LIBOR interest rate published in The Wall Street Journal on the closing of the Business Combination, which is one and ninety-one hundredths percent (1.91%), plus a margin of one percent (1%) per annum. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.	Interest on the Amended Extension Notes and Amended Working Capital Notes will accrue at a fixed interest rate equal to the one-year U.S. dollar LIBOR interest rate published in The Wall Street Journal on the closing of the Business Combination, which is one and ninety-one hundredths percent (1.91%), plus a margin of one percent (1%) per annum. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.
Notes payable			$ 3,600,000	$ 3,600,000
Notes, LIBOR interest rate			1.91%	1.91%
Number of business days after the Company receives such Financing Proceeds			10 days	10 days
Notes payable due to related parties			$ 1,900,000	$ 1,900,000
Extension Notes and Working Capital Notes | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Contractual Interest Rate, Percentage			1.00%	1.00%
Extension Notes and Working Capital Notes | Maximum
Debt Instrument [Line Items]
Proceeds from equity financing			$ 11,500,000	$ 11,500,000
Esse Effe S.p.A
Debt Instrument [Line Items]
Cash consideration		$ 6,000,000
Maya
Debt Instrument [Line Items]
Cash consideration		$ 1,500,000